LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS, NET [Abstract]
LAND USE RIGHTS, NET
12.	LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 or 70 years, as applicable, in the PRC.

	As of December 31,
	2011	2012
	RMB	RMB
Land use rights	382,657,019	386,909,459
Less: accumulated amortization	(14,614,093)	(21,160,244)
Land use rights, net	368,042,926	365,749,215

Amortization expense was RMB4,075,087, RMB5,558,122 and RMB6,546,151 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, estimated amortization expense in each of the next five years is RMB6,740,845.

Certain land use rights are pledged as collateral for the Company's borrowings (Note 17).